RELATED PARTY TRANSACTIONS - Balances with Golar Power and Affiliates (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 43,977	$ 14,010
Golar Power
Related Party Transaction [Line Items]
Amount due from (to) related party	(5,417)	(935)
Golar Power | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	$ (5,417)	$ (935)